(NYSE ARCA, Inc.: SOVF)

Schedule of Investments

April 30, 2024

Sovereign’s Capital Flourish Fund

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.97%
Banking - 2.00%
Triumph Financial, Inc.(a)	10,498	$738,639

Consumer Discretionary Products - 5.68%
Columbia Sportswear Co.	4,478	356,583
Grand Canyon Education, Inc.(a)	7,111	924,572
LCI Industries	7,814	812,500
		2,093,655

Consumer Staple Products - 7.70%
Coca-Cola Consolidated, Inc.	1,115	920,990
J & J Snack Foods Corp.	1,343	184,380
Pilgrim's Pride Corp.(a)	14,557	524,343
Spectrum Brands Holdings, Inc.	3,363	275,329
Tyson Foods, Inc., Class A	12,232	741,871
Westrock Coffee Co.(a)	18,663	189,243
		2,836,156

Financial Services - 3.21%
Charles Schwab Corp.	6,221	460,043
P10, Inc., Class A	75,335	534,878
Raymond James Financial, Inc.	1,528	186,416
		1,181,337

Health Care - 11.05%
Amedisys, Inc.(a)	4,078	375,380
Amicus Therapeutics, Inc.(a)	81,445	813,635
Becton, Dickinson and Co.	1,603	376,064
Molina Healthcare, Inc.(a)	2,175	744,067
National HealthCare Corp.	5,124	465,618
NeoGenomics, Inc.(a)	26,115	363,521
Option Care Health, Inc.(a)	6,311	188,636
ResMed, Inc.	3,483	745,327
		4,072,248

Industrial Products - 4.27%
AZZ, Inc.	5,275	377,848
CSW Industrials, Inc.	1,164	276,590
Douglas Dynamics, Inc.	12,482	282,592
Graco, Inc.	3,368	270,114
ITT, Inc.	2,830	366,032
		1,573,176

	Shares	Value
Industrial Services - 12.75%
APi Group Corp.(a)	14,773	$569,795
Fastenal Co.	2,717	184,593
Healthcare Services Group, Inc.(a)	16,994	180,476
Insperity, Inc.	7,131	733,994
J.B. Hunt Transport Services, Inc.	4,609	749,285
Kforce, Inc.	13,092	808,562
Korn Ferry	9,177	557,228
MasTec, Inc.(a)	2,120	188,023
SiteOne Landscape Supply, Inc.(a)	2,279	357,552
United Parcel Service, Inc., Class B	1,260	185,825
Waste Connections, Inc.	1,138	184,458
		4,699,791

Insurance - 8.95%
American Financial Group, Inc.	5,850	747,338
Arthur J. Gallagher & Co.	1,588	372,688
Erie Indemnity Co.	976	373,476
Goosehead Insurance, Inc., Class A(a)	13,996	796,512
Primerica, Inc.	3,884	822,864
The Progressive Corp.	897	186,800
		3,299,678

Materials - 1.75%
DuPont de Nemours, Inc.	2,523	182,918
Greif, Inc., Class A	7,533	461,622
		644,540

Media - 1.42%
Advantage Solutions, Inc.(a)	81,903	348,907
VeriSign, Inc.(a)	1,033	175,073
		523,980

Oil & Gas - 2.57%
APA Corp.	9,282	291,826
Devon Energy Corp.	6,418	328,473
Diamondback Energy, Inc.	1,632	328,244
		948,543

Real Estate - 4.18%
Camden Property Trust	2,802	279,303
CBRE Group, Inc., Class A(a)	8,491	737,783
SBA Communications Corp., Class A	2,804	521,881
		1,538,967

See Notes to Schedule of Investments.

Sovereign’s Capital Flourish Fund

Schedule of Investments

April 30, 2024 (Continued) (Unaudited)

	Shares	Value
Retail & Wholesale - Staples - 2.96%
Copart, Inc.(a)	4,986	$270,790
O'Reilly Automotive, Inc.(a)	177	179,347
SpartanNash Co.	9,659	184,390
US Foods Holding Corp.(a)	5,455	274,114
Walmart, Inc.	3,095	183,688
		1,092,329

Software & Tech Services - 20.36%
Alkami Technology, Inc.(a)	34,364	827,141
BigCommerce Holdings, Inc.(a)	143,085	809,861
Endava PLC - Sponsored ADR(a)	31,347	909,063
Euronet Worldwide, Inc.(a)	8,013	822,775
Fiserv, Inc.(a)	4,752	725,488
HubSpot, Inc.(a)	294	177,832
Paycom Software, Inc.	3,931	738,949
Paylocity Holding Corp.(a)	4,722	732,665
Repay Holdings Corp., Class A(a)	73,904	751,604
Science Applications International Corp.	1,443	185,714
SPS Commerce, Inc.(a)	1,065	185,172
Verra Mobility Corp., Class A(a)	19,080	449,906
Vertex, Inc., Class A(a)	6,367	185,471
		7,501,641

Tech Hardware & Semiconductors - 9.09%
Arista Networks, Inc.(a)	1,388	356,105
Cisco Systems, Inc.	7,769	364,988
Diodes, Inc.(a)	11,563	844,215
Intel Corp.	11,951	364,147
NetApp, Inc.	3,674	375,519
Qualcomm, Inc.	2,253	373,660
Super Micro Computer, Inc.(a)	780	669,864
		3,348,498

Utilities - 1.02%
Black Hills Corp.	6,855	376,340

Water Utilities - 1.01%
American Water Works Co., Inc.	3,055	373,688

TOTAL COMMON STOCKS (Cost $35,202,779)		36,843,206

MONEY MARKET FUNDS - 0.07%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 5.23%(b)	24,334	24,334

Shares	Value
MONEY MARKET FUNDS - 0.07% (Continued)

TOTAL MONEY MARKET FUNDS (Cost $24,334)	$24,334
TOTAL INVESTMENTS - 100.04% (Cost $35,227,113)	$36,867,540

Liabilities In Excess of Other Assets - (0.04%)	(13,467)

NET ASSETS - 100.00%	$36,854,073

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of April 30, 2024.

ADR – American Depository Receipt

PLC – Public Limited Company

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Sovereign’s Capital Flourish Fund

Notes to Schedule of Investments

April 30, 2024 (Unaudited)

NOTE 1 -	ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This report includes the Schedule of Investments for one series of the Trust, Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”). The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on September 29, 2023.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Sovereign’s Capital Flourish Fund

Notes to Schedule of Investments

April 30, 2024 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of April 30, 2024:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$36,843,206	$–	$–	$36,843,206
Money Market Funds	24,334	–	–	24,334
Total	$36,867,540	$–	$–	$36,867,540

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions: Securities transactions are recorded as of the trade date.

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